Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 11, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TENGION INC
Entity Central Index Key	0001296391
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,466,914
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012